Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 11, 2014
Registrant Name	dei_EntityRegistrantName	Whitebox Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001523624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 11, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2014
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014